Other Current Assets (Schedule of other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets [Abstract]
Interest receivable	$ 8,386	$ 3,979
Prepaid expenses	5,164	3,832
Due from Government institutions	3,690	2,598
Other	2,308	747
Other current assets	$ 19,548	$ 11,156